SCHEDULE OF BANK FINANCING AND OTHER THIRD-PARTY FINANCING (Details) - Xtribe PLC [Member]	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 USD ($)		Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)
Restructuring Cost and Reserve [Line Items]
Overdraft	$ 110	€ 103	$ 828	[1]	€ 651	$ 225,358	[2]
Loan from bank - current portion	13,895		9,379	[2]		6,694	[2]
Loan from bank - net of current portion			10,211			16,668
Total loan from bank	14,005		19,590			23,362
Convertible loans, current	50,000		50,000			50,000
Convertible loans, long term			437,599			437,599
Total convertible loans	50,000		487,599			487,599
Other loans	436,158		436,158			389,335
Total	$ 500,163		$ 944,175			$ 1,125,654

[1]	These balances are included in the Bank financing and other third-party financing, current on the accompanying consolidated balance sheets.
[2]	These balances are included in the Bank financing and other third-party financing, current on the accompanying consolidated balance sheets.